Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Name	Background	Ownership
Delta Technology Holdings USA Inc. ("Urban Tea USA")	● A US company ● Incorporated on May 22, 2018 ● A holding company	100% owned by the Company
NTH BVI	● A BVI company ● Incorporated on August 28, 2018 ● A holding company	100% owned by the Company
NTH HK	● A Hong Kong company ● Incorporated on September 11, 2018 ● A holding company	100% owned by NTH BVI
Shanghai MYT	● A PRC company and deemed a wholly foreign owned enterprise ("WOFE") ● Incorporated on October 19 ● Registered capital of $1 million ● A holding company	WOFE, 100% owned by NTH HK
Hunan MYT

●     A PRC limited liability company

●     Incorporated on October 17, 2018

●     Registered capital of $4,330,590 (RMB 30 million)

●     Engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain

100% VIE of Shanghai MYT
39Pu	● A PRC limited liability company ● Incorporated on April 14, 2011 ● Registered capital of $3,522,424 (RMB 20.9 million) with registered capital fully paid-up ● Engaged in dark tea distribution	51% VIE of Shanghai MYT